SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares, Warrants Outstanding		50,000	937	34
Weighted Average Remaining Contractual life, Warrants Outstanding		4 years 11 months 12 days
Weighted Average Exercise Price, Warrants Outstanding		$ 20
Number of Shares, Warrants Exercisable		50,000
Weighted Average Exercise Price, Warrants Exercisable		$ 20
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares, Warrants Outstanding	50,000
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 2 months 12 days
Weighted Average Exercise Price, Warrants Outstanding	$ 20.00
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares, Warrants Outstanding	55,467
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 6 months 21 days
Weighted Average Exercise Price, Warrants Outstanding	$ 15.00
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares, Warrants Outstanding	125,334
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 9 months 25 days
Weighted Average Exercise Price, Warrants Outstanding	$ 4.50
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares, Warrants Outstanding	23,333
Weighted Average Remaining Contractual life, Warrants Outstanding	5 years
Weighted Average Exercise Price, Warrants Outstanding	$ 4.50
Number of Shares, Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable